Consolidated Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
MetLife, Inc.
Schedule IV
Consolidated Reinsurance
December 31, 2016, 2015 and 2014
(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2016
Life insurance in-force	$4,098,780	$481,028	$613,693	$4,231,445	14.5%
Insurance premium
Life insurance (1)	$20,857	$1,614	$1,089	$20,332	5.4%
Accident & health insurance	13,551	447	257	13,361	1.9%
Property & casualty insurance	3,567	75	17	3,509	0.5%
Total insurance premium	$37,975	$2,136	$1,363	$37,202	3.7%
2015
Life insurance in-force	$4,080,869	$546,122	$593,722	$4,128,469	14.4%
Insurance premium
Life insurance (1)	$20,854	$1,570	$1,150	$20,434	5.6%
Accident & health insurance	12,677	377	219	12,519	1.7%
Property & casualty insurance	3,513	76	13	3,450	0.4%
Total insurance premium	$37,044	$2,023	$1,382	$36,403	3.8%
2014
Life insurance in-force	$3,977,372	$529,674	$646,539	$4,094,237	15.8%
Insurance premium
Life insurance (1)	$21,157	$1,666	$1,185	$20,676	5.7%
Accident & health insurance	12,998	331	239	12,906	1.9%
Property & casualty insurance	3,459	80	9	3,388	0.3%
Total insurance premium	$37,614	$2,077	$1,433	$36,970	3.9%
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(1)	Includes annuities with life contingencies.